Other Investments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Other Investments

	US Dollars
Figures in millions	2018	2017	2016

Non-current investments

Listed investments (1)

Equity investments at fair value through profit and loss (FVTPL)
Balance at beginning of year	26
Additions	2
Disposals	(2)
Fair value adjustments	(3)
Translation	(4)
Balance at end of year	19

Equity investments at fair value though OCI (FVTOCI)
Balance at beginning of year	47
Additions	13
Disposals	(7)
Fair value adjustments	10
Balance at end of year	63

The group reclassified its listed investments as FVTPL and FVTOCI on adoption of IFRS 9 on 1 January 2018. The fair value of available-for-sale investments as at 31 December 2017 amounted to $73m (2016: $46m).

The non-current equity investments consist of ordinary shares and collective investment schemes and primarily comprise:
International Tower Hill Mines Limited (ITH)	—	7	9
Corvus Gold Corporation	43	25	7
Various listed investments held by Environmental Rehabilitation Trust Fund	16	22	18
Pure Gold Mining	18	11	8
Other	5	8	4
	82	73	46

(1) The group’s listed available-for-sale equity investments are susceptible to market price risk arising from uncertainties about the future values of the investments.
At the reporting date, the majority of equity investments were listed on the Toronto Stock Exchange and the JSE.

	US Dollars
Figures in millions	2018	2017	2016

Non-current investments (continued)

Listed investments (continued)

Investments held to maturity		4	6

Investments at amortised cost	12

The amortised cost investment consists of government bonds held by the Environmental Rehabilitation Trust Fund administered by Ashburton Investments.

Current investments
Listed investments - Available for Sale		7	5

Listed investments - FVTOCI	6

Book value of listed investments	100	84	57

Non-current assets
Unlisted investments

Balance at beginning of year	54	73	57
Additions	48	81	66
Maturities	(45)	(73)	(58)
Transfer to non-current assets and liabilities held for sale	—	(32)	—
Other	(2)	—	1
Translation	(8)	5	7
Balance at end of year	47	54	73
The unlisted investments include:
Negotiable Certificates of Deposit - Environmental Rehabilitation Trust Fund administered by Ashburton Investments	46	53	69
Other	1	1	4
	47	54	73

Book value of unlisted investments	47	54	73

Total value of non-current investments	141	131	125
Total book value of other investments	147	138	130